Prepayment for property, plant and equipment (Tables)	12 Months Ended
Sep. 30, 2022
Prepayment for property, plant and equipment
Schedule of Intangible assets, net

	September 30,	September 30,
	2022	2021

Software	$14,409	$15,867
Purchased patents	1,002,360	1,103,768
Subtotal	1,016,769	1,119,635
Less: accumulated amortization	(1,004,856)	(1,051,208)
Intangible assets, net	$11,913	$68,427

Schedule of estimated future amortization expense

Amortization
expense
Fiscal 2023	$8,774
Fiscal 2024	459
Fiscal 2025	459
Fiscal 2026	459
Fiscal 2027	459
Thereafter	1,303
Total	$11,913

Land use right
Prepayment for property, plant and equipment
Schedule of Intangible assets, net

	September 30,	September 30,
	2022	2021

Land use right	$554,122	$610,182
Less: accumulated amortization	(42,945)	(35,595)
Land use right, net	$511,177	$574,587

Schedule of estimated future amortization expense

Amortization
expense
Fiscal 2023	$9,235
Fiscal 2024	9,235
Fiscal 2025	9,235
Fiscal 2026	9,235
Fiscal 2027	9,235
Thereafter	465,002
Total	$511,177